Borrowings, Other Debts and Derivative Liabilities (Details) - Schedule of Maturities of Short-Term Borrowings and Long-Term Borrowings - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturities of Long-term Debt [Abstract]
- Within 1 year	¥ 15,213	¥ 86,261
Total	¥ 15,213	¥ 86,261